Document And Entity Information	Sep. 30, 2024
Document Information [Line Items]
Entity, Registrant Name	Super League Enterprise, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 30, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38819
Entity, Tax Identification Number	47-1990734
Entity, Address, Address Line One	2912 Colorado Avenue
Entity, Address, Address Line Two	Suite #203
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90404
City Area Code	213
Local Phone Number	421-1920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SLE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001621672